Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SY1-QTLY-0620
1.9878815.103

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 11.7%
Entertainment - 4.7%
Activision Blizzard, Inc.	220,554	$14,055,906
Electronic Arts, Inc. (a)	65,402	7,472,833
Netflix, Inc. (a)	162,835	68,366,275
Roku, Inc. Class A (a)(b)	3,496	423,820
Take-Two Interactive Software, Inc. (a)	7,729	935,595
		91,254,429
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	37,267	50,187,469
Class C (a)	38,847	52,391,395
Match Group, Inc. (a)	3,556	273,670
Zillow Group, Inc. Class C (a)(b)	34,367	1,510,773
		104,363,307
Media - 1.1%
Charter Communications, Inc. Class A (a)	37,514	18,578,058
Liberty Broadband Corp. Class C (a)	26,363	3,234,213
		21,812,271
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	111,840	9,819,552

TOTAL COMMUNICATION SERVICES		227,249,559

CONSUMER DISCRETIONARY - 8.6%
Automobiles - 2.3%
Tesla, Inc. (a)(b)	57,415	44,891,640
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza, Inc.	14,741	5,335,210
Household Durables - 0.0%
Garmin Ltd.	2,803	227,491
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	40,192	99,435,008
MercadoLibre, Inc. (a)(b)	2,565	1,496,703
		100,931,711
Multiline Retail - 0.2%
Dollar General Corp.	18,496	3,242,349
Target Corp.	12,467	1,368,129
		4,610,478
Specialty Retail - 0.4%
Best Buy Co., Inc.	5,014	384,724
Tiffany & Co., Inc.	43,634	5,519,701
TJX Companies, Inc.	25,775	1,264,264
		7,168,689
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)(b)	23,263	5,198,815

TOTAL CONSUMER DISCRETIONARY		168,364,034

CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Brown-Forman Corp. Class B (non-vtg.)	15,190	944,818
Monster Beverage Corp. (a)	53,037	3,278,217
		4,223,035
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	94,306	28,574,718
Kroger Co.	235,917	7,457,336
Walmart, Inc.	54,559	6,631,646
		42,663,700
Food Products - 0.5%
Campbell Soup Co.	35,015	1,750,050
Conagra Brands, Inc.	30,354	1,015,038
Hormel Foods Corp.	78,531	3,679,177
The J.M. Smucker Co.	21,068	2,420,924
		8,865,189
Household Products - 0.4%
Clorox Co.	41,047	7,652,803
Tobacco - 0.9%
Philip Morris International, Inc.	238,168	17,767,333

TOTAL CONSUMER STAPLES		81,172,060

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cabot Oil & Gas Corp.	69,488	1,502,331
FINANCIALS - 3.3%
Capital Markets - 3.1%
BlackRock, Inc. Class A	23,839	11,968,132
FactSet Research Systems, Inc.	9,751	2,681,525
KKR & Co. LP	24,085	607,183
MarketAxess Holdings, Inc.	8,826	4,015,918
Moody's Corp.	40,063	9,771,366
MSCI, Inc.	35,977	11,764,479
S&P Global, Inc.	53,724	15,734,685
State Street Corp.	49,210	3,102,198
The NASDAQ OMX Group, Inc.	7,154	784,579
		60,430,065
Insurance - 0.2%
Arthur J. Gallagher & Co.	28,288	2,220,608
Brown & Brown, Inc.	54,403	1,953,612
		4,174,220

TOTAL FINANCIALS		64,604,285

HEALTH CARE - 30.5%
Biotechnology - 9.3%
AbbVie, Inc.	314,511	25,852,804
Alnylam Pharmaceuticals, Inc. (a)	34,254	4,511,252
Amgen, Inc.	145,480	34,801,726
Biogen, Inc. (a)	63,065	18,719,584
BioMarin Pharmaceutical, Inc. (a)	59,696	5,493,226
Gilead Sciences, Inc.	406,026	34,106,184
Incyte Corp. (a)	32,049	3,129,905
Neurocrine Biosciences, Inc. (a)	11,604	1,138,817
Regeneron Pharmaceuticals, Inc. (a)	34,385	18,082,384
Sarepta Therapeutics, Inc. (a)(b)	21,431	2,526,286
Seattle Genetics, Inc. (a)(b)	42,761	5,868,092
Vertex Pharmaceuticals, Inc. (a)	107,111	26,906,283
		181,136,543
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	11,739	2,522,124
Danaher Corp.	57,126	9,337,816
DexCom, Inc. (a)	38,874	13,030,565
Insulet Corp. (a)	14,487	2,893,344
ResMed, Inc.	38,731	6,015,699
STERIS PLC	8,246	1,175,055
West Pharmaceutical Services, Inc.	19,978	3,781,036
		38,755,639
Health Care Providers & Services - 7.7%
AmerisourceBergen Corp.	39,141	3,509,382
Anthem, Inc.	7,462	2,094,807
Cardinal Health, Inc.	63,994	3,166,423
Centene Corp. (a)	222,293	14,800,268
Cigna Corp.	110,473	21,628,404
CVS Health Corp.	42,927	2,642,157
DaVita HealthCare Partners, Inc. (a)	33,822	2,672,276
Humana, Inc.	41,534	15,858,512
McKesson Corp.	34,323	4,848,124
UnitedHealth Group, Inc.	270,596	79,141,212
		150,361,565
Health Care Technology - 0.3%
Cerner Corp.	10,149	704,239
Veeva Systems, Inc. Class A (a)	30,236	5,769,029
		6,473,268
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	7,066	541,680
Bio-Rad Laboratories, Inc. Class A (a)	5,541	2,438,594
Mettler-Toledo International, Inc. (a)	3,274	2,357,084
Thermo Fisher Scientific, Inc.	65,211	21,824,817
		27,162,175
Pharmaceuticals - 9.8%
Allergan PLC	80,014	14,989,823
Bristol-Myers Squibb Co.	659,544	40,106,871
Eli Lilly & Co.	318,768	49,294,284
Johnson & Johnson	498,465	74,789,689
Zoetis, Inc. Class A	88,314	11,419,883
		190,600,550

TOTAL HEALTH CARE		594,489,740

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.1%
Teledyne Technologies, Inc. (a)	6,580	2,142,909
Building Products - 0.0%
Allegion PLC	4,618	464,294
Trane Technologies PLC	5,818	508,610
		972,904
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	10,725	859,180
Rollins, Inc.	36,079	1,443,160
		2,302,340
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	2,915	241,216
Electrical Equipment - 0.5%
Eaton Corp. PLC	71,348	5,957,558
Rockwell Automation, Inc.	15,622	2,960,057
		8,917,615
Industrial Conglomerates - 0.5%
General Electric Co.	1,425,687	9,694,672
Machinery - 0.6%
Gardner Denver Holdings, Inc. (a)	51,505	1,497,765
Illinois Tool Works, Inc.	50,222	8,161,075
WABCO Holdings, Inc. (a)	11,262	1,513,388
		11,172,228
Professional Services - 0.5%
CoStar Group, Inc. (a)(b)	7,942	5,148,481
IHS Markit Ltd.	59,272	3,989,006
		9,137,487
Road & Rail - 0.3%
Kansas City Southern	18,852	2,461,129
Old Dominion Freight Lines, Inc.	29,540	4,291,867
		6,752,996
Trading Companies & Distributors - 0.2%
Fastenal Co.	88,923	3,220,791
United Rentals, Inc. (a)	9,333	1,199,291
		4,420,082

TOTAL INDUSTRIALS		55,754,449

INFORMATION TECHNOLOGY - 31.9%
Electronic Equipment & Components - 0.0%
Flextronics International Ltd. (a)	11,268	109,976
Zebra Technologies Corp. Class A (a)	1,383	317,620
		427,596
IT Services - 3.4%
Akamai Technologies, Inc. (a)	36,115	3,528,797
Black Knight, Inc. (a)(b)	9,377	661,735
Booz Allen Hamilton Holding Corp. Class A	9,583	703,776
EPAM Systems, Inc. (a)	12,375	2,733,514
Fidelity National Information Services, Inc.	49,734	6,559,417
Fiserv, Inc. (a)	46,756	4,818,673
Global Payments, Inc.	50,372	8,362,759
GoDaddy, Inc. (a)	3,711	257,655
Jack Henry & Associates, Inc.	20,013	3,273,126
Leidos Holdings, Inc.	34,946	3,453,014
MasterCard, Inc. Class A	44,794	12,317,006
MongoDB, Inc. Class A (a)(b)	12,810	2,076,885
Okta, Inc. (a)	36,501	5,522,601
Square, Inc. (a)(b)	46,779	3,047,184
Visa, Inc. Class A	47,315	8,456,137
		65,772,279
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	407,412	21,344,315
Applied Materials, Inc.	170,154	8,453,251
Intel Corp.	1,031,052	61,842,499
KLA-Tencor Corp.	9,610	1,576,905
Lam Research Corp.	34,047	8,691,518
Marvell Technology Group Ltd.	20,735	554,454
Micron Technology, Inc. (a)	228,168	10,926,966
NVIDIA Corp.	234,083	68,417,779
Qorvo, Inc. (a)	29,279	2,870,220
Qualcomm, Inc.	38,134	3,000,002
Skyworks Solutions, Inc.	46,591	4,839,873
Teradyne, Inc.	33,043	2,066,509
		194,584,291
Software - 13.1%
Adobe, Inc. (a)	153,810	54,393,368
ANSYS, Inc. (a)	21,283	5,572,528
Autodesk, Inc. (a)	52,146	9,758,081
Cadence Design Systems, Inc. (a)	59,742	4,846,868
Citrix Systems, Inc.	55,307	8,020,068
DocuSign, Inc. (a)	44,851	4,698,142
Fortinet, Inc. (a)	54,168	5,836,060
Microsoft Corp.	549,549	98,484,676
Nortonlifelock, Inc.	226,288	4,813,146
Parametric Technology Corp. (a)	12,111	838,687
Paycom Software, Inc. (a)	9,881	2,579,139
RingCentral, Inc. (a)	31,847	7,277,995
Salesforce.com, Inc. (a)	109,077	17,665,020
ServiceNow, Inc. (a)	52,781	18,554,633
Splunk, Inc. (a)	36,764	5,160,195
SS&C Technologies Holdings, Inc.	5,146	283,853
Synopsys, Inc. (a)	9,491	1,491,226
Tyler Technologies, Inc. (a)	12,916	4,142,032
		254,415,717
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	347,395	102,064,646
HP, Inc.	209,506	3,249,438
		105,314,084

TOTAL INFORMATION TECHNOLOGY		620,513,967

MATERIALS - 0.9%
Chemicals - 0.0%
FMC Corp.	3,631	333,689
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	21,204	1,365,750
Metals & Mining - 0.8%
Newmont Corp.	259,274	15,421,618

TOTAL MATERIALS		17,121,057

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	91,470	21,769,860
Crown Castle International Corp.	100,196	15,974,248
Digital Realty Trust, Inc.	68,597	10,254,566
Equinix, Inc.	23,629	15,954,301
Medical Properties Trust, Inc.	78,745	1,349,689
Prologis, Inc.	25,040	2,234,319
SBA Communications Corp. Class A	33,093	9,594,323
Sun Communities, Inc.	2,335	313,824
		77,445,130
UTILITIES - 2.0%
Electric Utilities - 1.7%
Eversource Energy	52,569	4,242,318
NextEra Energy, Inc.	119,829	27,694,878
Southern Co.	28,507	1,617,202
		33,554,398
Multi-Utilities - 0.2%
Ameren Corp.	12,414	903,119
WEC Energy Group, Inc.	19,284	1,746,166
		2,649,285
Water Utilities - 0.1%
American Water Works Co., Inc.	17,772	2,162,675
Aqua America, Inc.	6,938	289,939
		2,452,614

TOTAL UTILITIES		38,656,297

TOTAL COMMON STOCKS
(Cost $1,704,855,763)		1,946,872,909

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.16% (c)	1,231,420	1,231,789
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	83,049,385	83,057,690
TOTAL MONEY MARKET FUNDS
(Cost $84,289,479)		84,289,479
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $1,789,145,242)		2,031,162,388
NET OTHER ASSETS (LIABILITIES) - (4.3)%(e)		(83,922,160)
NET ASSETS - 100%		$1,947,240,228

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	June 2020	$5,079,200	$664,321	$664,321

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $312,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,925
Fidelity Securities Lending Cash Central Fund	287,426
Total	$356,351

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.